Financial instruments - classification	12 Months Ended
Dec. 31, 2025
Financial instruments - classification
Financial instruments - classification

9 Financial instruments – classification

Financial instruments are contracts that give rise to a financial asset of one entity and a corresponding financial liability or equity instrument of a counterparty entity, such as cash, derivatives, loans, deposits and settlement balances. This note presents financial instruments classified in accordance with IFRS 9 – Financial Instruments.

Judgement: classification of financial assets

Classification of financial assets between amortised cost and fair value through other comprehensive income requires a degree of judgement in respect of business models and contractual cashflows.

●	The business model criteria are assessed at a portfolio level to determine whether assets are classified as held to collect or held to collect and sell. Information that is considered in determining the applicable business model includes: the portfolio’s policies and objectives; how the performance and risks of the portfolio are managed, evaluated and reported to management; and the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for sales.
●	The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent solely payments of principal and interest (SPPI). A level of judgement is made in assessing terms that could change the contractual cash flows so that it would not meet the condition for SPPI, including contingent and leverage features, non-recourse arrangements and features that could modify the time value of money.

For accounting policy information refer to Accounting policies 3.8, 3.9 and 3.11.

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks				85,182		85,182
Trading assets	46,537					46,537
Derivatives (1)	60,789					60,789
Settlement balances				645		645
Loans to bank - amortised cost (2)				6,958		6,958
Loans to customers - amortised cost (3)				418,881		418,881
Other financial assets	1,041	3	42,168	36,558		79,770
Intangible assets					7,292	7,292
Other assets					8,499	8,499
31 December 2025	108,367	3	42,168	548,224	15,791	714,553

Cash and balances at central banks				92,994		92,994
Trading assets	48,917					48,917
Derivatives (1)	78,406					78,406
Settlement balances				2,085		2,085
Loans to bank - amortised cost (2)				6,030		6,030
Loans to customers - amortised cost (3)				400,326		400,326
Other financial assets	798	5	37,843	24,597		63,243
Intangible assets					7,588	7,588
Other assets					8,396	8,396
31 December 2024	128,121	5	37,843	526,032	15,984	707,985

For the notes to this table refer to the following page.

9 Financial instruments – classification continued

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)			44,092		44,092
Customer deposits			442,998		442,998
Settlement balances			942		942
Trading liabilities	49,022				49,022
Derivatives (1)	53,974				53,974
Other financial liabilities (5)		4,617	62,982		67,599
Subordinated liabilities		237	5,886		6,123
Notes in circulation			3,164		3,164
Other liabilities (6)			594	3,432	4,026
31 December 2025	102,996	4,854	560,658	3,432	671,940

Bank deposits (4)			31,452		31,452
Customer deposits			433,490		433,490
Settlement balances			1,729		1,729
Trading liabilities	54,714				54,714
Derivatives (1)	72,082				72,082
Other financial liabilities (5)		3,548	57,539		61,087
Subordinated liabilities		234	5,902		6,136
Notes in circulation			3,316		3,316
Other liabilities (6)			684	3,917	4,601
31 December 2024	126,796	3,782	534,112	3,917	668,607

(1)	Includes net hedging derivatives assets of £535 million (2024 - £118 million) and net hedging derivatives liabilities of £356 million (2024 - £464 million).
(2)	Includes items in the course of collection from other banks of £166 million (2024 - £59 million).
(3)	Includes finance lease receivables of £8,971 million (2024 - £8,998 million).
(4)	Includes items in the course of transmission to other banks of £192 million (2024 - £136 million).
(5)

The carrying amount of customer deposits designated at fair value through profit or loss is materially the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(6)	Includes lease liabilities of £535 million (2024 - £630 million), held at amortised cost.

9 Financial instruments – classification continued

We originate loans that include features that change the contractual cash flows based on the borrower meeting certain contractually specified environmental, social and governance (ESG) targets. These are known as ESG-linked, or sustainability-linked, loans. As part of the terms of these loans, the contractual interest rate is reduced or increased if the borrower meets, or fails to meet, specific targets linked to the activity of the borrower, for example; reducing carbon emissions, increasing the level of diversity at Board level, or achieving a sustainable supply chain. ESG features are first assessed to ascertain whether the adjustment to the contractual cash flows results in a de minimis exposure to risks or volatility in those contractual cash flows. If this is the case the classification of the loan is not affected. If the effect of the ESG feature is assessed as being more than de minimis, we apply judgement to ensure that the ESG features do not generate compensation for risks that are not in line with a basic lending arrangement. This includes, amongst other aspects, a review of the consistency of the ESG targets with the asset or activity of the borrower, and consideration of the targets within our risk appetite. Some of these loans were eligible under our climate and sustainable funding and financing inclusion (CSFFI) criteria, which underpinned our previous target to provide £100 billion in climate and sustainable funding and financing between 1 July 2021 and the end of 2025. Our CSFFI criteria was replaced with our climate and transition finance framework in July 2025 alongside our new target to provide £200 billion in climate and transition finance. Some of these loans continue to be eligible under the climate and transition finance framework.

The table below analyses financial assets forming a component of ESG-linked loans and other products with contractual terms that could change the timing or amount of cash flows. This is based on balance sheet values as at 31 December and the maximum impact of the potential margin changes on these over a 12 month period.

	2025			2024
		Positive impact on	Negative impact on		Positive impact on	Negative impact on
	Carrying value	product margin	product margin	Carrying value	product margin	product margin
	£bn	bps	bps	£bn	bps	bps
Sustainability-linked loans	8.0	2.9	3.7	6.9	3.1	4.0
Other products	21.9	—	—	20.2	—	—
Lending subject to performance triggers	29.9			27.1

Additional information on finance lease receivables

The following table shows the reconciliation of undiscounted finance lease receivables to net investment in finance leases which are presented under Loans to customers-amortised cost on the balance sheet.

	2025	2024
	£m	£m
Amount receivable under finance leases
Within 1 year	3,670	3,493
1 to 2 years	2,411	2,499
2 to 3 years	1,478	1,612
3 to 4 years	946	842
4 to 5 years	454	464
After 5 years	854	1,043
Total lease payments	9,813	9,953
Unguaranteed residual values	151	150
Future drawdowns	(12)	(12)
Unearned income	(895)	(1,001)
Present value of lease payments	9,057	9,090
Impairments	(86)	(92)
Net investment in finance leases	8,971	8,998

9 Financial instruments – classification continued

Financial instruments – financial assets and liabilities that can be offset

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after netting	Instruments
				netting			agreements and	outside
		IFRS	Balance	and similar	Cash	Securities	effect of	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2025	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	77,408	(17,007)	60,401	(45,928)	(9,275)	(3,283)	1,915	388	60,789
Derivative liabilities	71,589	(17,951)	53,638	(45,928)	(4,281)	(1,256)	2,173	336	53,974
Net position (1)	5,819	944	6,763	—	(4,994)	(2,027)	(258)	52	6,815

Trading reverse repos	44,729	(17,129)	27,600	(465)	—	(26,882)	253	56	27,656
Trading repos	43,648	(17,129)	26,519	(465)	—	(26,054)	—	2,059	28,578
Net position	1,081	—	1,081	—	—	(828)	253	(2,003)	(922)

Non trading reverse repos	50,889	(14,470)	36,419	(9)	—	(36,410)	—	—	36,419
Non trading repos	44,082	(14,470)	29,612	(9)	—	(29,603)	—	—	29,612
Net position	6,807	—	6,807	—	—	(6,807)	—	—	6,807

2024
Derivative assets	96,624	(18,746)	77,878	(61,883)	(10,005)	(4,072)	1,918	528	78,406
Derivative liabilities	92,620	(21,027)	71,593	(61,883)	(5,801)	(896)	3,013	489	72,082
Net position (1)	4,004	2,281	6,285	—	(4,204)	(3,176)	(1,095)	39	6,324

Trading reverse repos	42,261	(15,174)	27,087	(1,469)	—	(25,406)	212	40	27,127
Trading repos	45,033	(15,174)	29,859	(1,469)	—	(28,390)	—	703	30,562
Net position	(2,772)	—	(2,772)		—	2,984	212	(663)	(3,435)

Non trading reverse repos	45,600	(8,709)	36,891	(80)	—	(36,811)	—	—	36,891
Non trading repos	22,288	(8,709)	13,579	(80)	—	(13,499)	—	—	13,579
Net position	23,312	—	23,312	—	—	(23,312)	—	—	23,312

(1)	Net IFRS offset balance of £944 million (2024 - £2,281 million) relates to variation margin netting reflected on other balance sheet lines.